Segment Information - Schedule of Group’s Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Group’s Revenues [Line Items]
Total	$ 69,276	$ 74,508
Offline sales to dealers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	22,190	39,384
Offline sales to ODM customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	46,803	27,735
Online sales to retail customers [Member]
Schedule of Group’s Revenues [Line Items]
Revenues	$ 283	$ 7,389